13F-HR
1
t4724914b.txt

		UNITED STATES SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				  Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ];                   Amendment Number: ___
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Touradji Capital Management, LP
Address:	101 Park Avenue
		48th Floor
		New York, New York 10178
		U.S.A.

Form 13F File Number: 28-11655

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Thomas S. Dwan
Title:	Attorney-in-fact for Paul Touradji, Managing Member
Phone:	(212) 984-8899

Signature, Place, and Date of Signing:

Thomas S. Dwan		New York, New York    	November 12, 2010
---------------		------------------	-------------
[Signature]		[City, State]		[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)
[ ]  	13F NOTICE. (Check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)
[ ]  	13F COMBINATION REPORT. (Check here if a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported by
	other reporting manager(s).)

				Form 13F SUMMARY PAGE

				   Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total: $239,047 (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,other than the manager filing this report.

No. 1

Form 13F File Number: 28-11987
Name:  Paul Touradji

No. 2

Form 13F File Number: 28-11656
Name:  Touradji Global Resources Master Fund, Ltd.



 Form 13F Information Table

          Column 1            Column 2           Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                                    Voting Authority
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
Name of Issuer             Title of Class     CUSIP        Value   Shrs/Prn   SH/   Put/   Investment    Other    Sole    Shared
                                                         (x$1000)   Amt      PRN   Call   Discretion   Managers
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
AK STEEL HOLDING CORP            COM             001547108  182       13,192     SH           DEFINED      1        13,192
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
AK STEEL HOLDING CORP            COM             001547108  1,199     86,808     SH           DEFINED      1, 2     86,808
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
ARCELORMITTAL	           NY REGISTRY SH        03938L104  449       13,608     SH           DEFINED      1        13,608
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
ARCELORMITTAL	           NY REGISTRY SH        03938L104  2,849     86,392     SH           DEFINED      1, 2     86,392
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
BARRICK GOLD CORP                COM             067901108  10,852    234,436    SH           DEFINED      1        234,436
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
BARRICK GOLD CORP                COM             067901108  77,377    1,671,564  SH           DEFINED      1, 2     1,671,564
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
CATERPILLAR INC			 CALL       	 149123901  303       558        SH           DEFINED      1        558
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
CATERPILLAR INC			 CALL       	 149123901  1,965     3,642      SH           DEFINED      1, 2     3,642
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
CATERPILLAR INC	                 PUT             149123951  150       201        SH           DEFINED      1        201
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
CATERPILLAR INC	                 PUT             149123951  988       1,320      SH           DEFINED      1, 2     1,320
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
FREEPORT-MCMORAN COPPER & GOLD   COM             35671D857  289       3,388      SH           DEFINED      1        3,388
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
FREEPORT-MCMORAN COPPER & GOLD   COM             35671D857  1,418     16,612     SH           DEFINED      1, 2     16,612
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
FREEPORT-MCMORAN COPPER & GOLD   CALL            35671D907  92        352        SH           DEFINED      1        352
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
FREEPORT-MCMORAN COPPER & GOLD   CALL            35671D907  610       2,348      SH           DEFINED      1, 2     2,348
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
FREEPORT-MCMORAN COPPER & GOLD   PUT             35671D957  87        352        SH           DEFINED      1        352
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---





 Form 13F Information Table

          Column 1            Column 2           Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                                    Voting Authority
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
Name of Issuer             Title of Class     CUSIP        Value   Shrs/Prn   SH/   Put/   Investment    Other    Sole    Shared
                                                         (x$1000)   Amt      PRN   Call   Discretion   Managers
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
FREEPORT-MCMORAN COPPER & GOLD   PUT             35671D957  581       2,348      SH           DEFINED      1, 2     2,348
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
GUSHAN ENVIRONMENTAL ENERGY LT   SPON ADR        40330W106  455       690,000    SH           DEFINED      1, 2     690,000
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
ISHARES BARCLAYS 20+ YEAR TREA   CALL            464287908  18        80         SH           DEFINED      1        80
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
ISHARES BARCLAYS 20+ YEAR TREA   CALL            464287908  120       522        SH           DEFINED      1, 2     522
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
METALS USA HOLDINGS CORP         COM             59132A104  987       76,004     SH           DEFINED      1        76,004
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
METALS USA HOLDINGS CORP         COM             59132A104  6,801     523,996    SH           DEFINED      1, 2     523,996
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
MICROSOFT CORP		         COM             594918104  162       6,596      SH           DEFINED      1        6,596
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
MICROSOFT CORP		         COM             594918104  1,063     43,404     SH           DEFINED      1, 2     43,404
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROHAWK ENERGY CORP            COM             716495106  660       40,895     SH           DEFINED      1        40,895
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROHAWK ENERGY CORP            COM             716495106  3,778     234,105    SH           DEFINED      1, 2     234,105
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROLEO BRASILEIRO SA           PUT             71654V951  7         40         SH           DEFINED      1        40
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROLEO BRASILEIRO SA           PUT             71654V951  42        260        SH           DEFINED      1, 2     260
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROLEO BRASILEIRO SA           SPON ADR        71654V408  6,100     168,195    SH           DEFINED      1        168,195
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROLEO BRASILEIRO SA           SPON ADR        71654V408  40,144    1,106,805  SH           DEFINED      1, 2     1,106,805
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROLEO BRASILEIRO SA           SP ADR NON VTG  71654V101  6,494     197,877    SH           DEFINED      1        197,877
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROLEO BRASILEIRO SA           SP ADR NON VTG  71654V101  42,736    1,302,123  SH           DEFINED      1, 2     1,302,123
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SANDRIDGE ENERGY INC             COM             80007P307  217       38,153     SH           DEFINED      1        38,153





 Form 13F Information Table

          Column 1            Column 2           Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                                    Voting Authority
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
Name of Issuer             Title of Class     CUSIP        Value   Shrs/Prn   SH/   Put/   Investment    Other    Sole    Shared
                                                         (x$1000)   Amt      PRN   Call   Discretion   Managers
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SANDRIDGE ENERGY INC             COM             80007P307  1,200     211,185    SH           DEFINED      1, 2     211,185
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR S&P 500 ETF TRUST           CALL            78462F903  82        264        SH           DEFINED      1        264
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR S&P 500 ETF TRUST           CALL            78462F903  539       1,736      SH           DEFINED      1, 2     1,736
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR S&P 500 ETF TRUST           PUT             78462F953  86        264        SH           DEFINED      1        264
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR S&P 500 ETF TRUST           PUT             78462F953  565       1,736      SH           DEFINED      1, 2     1,736
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
UNITED STATES STEEL CORP         COM             912909108  3,758     85,727     SH           DEFINED      1        85,727
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
UNITED STATES STEEL CORP         COM             912909108  23,642    539,273    SH           DEFINED      1, 2     539,273


REPORT SUMMARY   39  DATA RECORDS           $239,047 (thousands)       2  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

